UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04264

Name of Fund: BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2013

Date of reporting period: 02/28/2013

Item 1	–	Schedule of Investments

Schedule of Investments February 28, 2013 (Unaudited)	BlackRock California Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California – 85.9%
Corporate – 0.4%
City of Chula Vista California, Refunding RB, San Diego Gas, Series B,
5.88%, 2/15/34	$2,590	$3,042,551

County/City/Special District/School District – 29.5%
California School Cash Reserve Program Authority, RB:
Series BB, 2.00%, 10/01/13	6,515	6,574,352
Series DD, 2.00%, 12/31/13	3,600	3,645,108
Series EE, 2.00%, 12/31/13	3,250	3,290,722
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1,
6.63%, 11/01/34	2,180	2,283,746
Carson Redevelopment Agency, Tax Allocation Bonds, Project Area 1, Series A,
7.00%, 10/01/36	4,405	5,175,038
Centinela Valley Union High School District, GO, Election of 2010, Series A,
5.75%, 8/01/36	1,665	1,999,482
Chabot-Las Positas Community College District, GO, CAB, Series C (AMBAC)(a):
5.01%, 8/01/34	10,760	3,728,125
5.03%, 8/01/35	3,260	1,071,040
5.10%, 8/01/44	25,000	5,140,250
5.11%, 8/01/46	20,000	3,698,200
Chabot-Las Positas Community College District, GO, Refunding, 2016 Crossover(b):
5.00%, 8/01/31	13,500	15,743,565
5.00%, 8/01/32	12,000	13,971,480
Chaffey Community College District, GO, Election of 2002, Series D,
5.00%, 6/01/37	6,145	7,088,811
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC),
6.20%, 11/01/31	4,000	4,017,560
City of Martinez California, GO, Election of 2008, Series A,
5.88%, 2/01/39	6,035	7,169,882
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project,
6.50%, 5/01/42	2,395	2,913,254
Clovis Unified School District, GO, CAB, Election of 2012, Series A(a):
4.48%, 8/01/32	6,060	2,562,713
4.53%, 8/01/33	5,420	2,170,927
4.58%, 8/01/34	8,280	3,138,203
4.62%, 8/01/35	8,000	2,872,560
County of Los Angeles California Public Works Financing Authority, Refunding RB, Multiple Capital Projects II,
5.00%, 8/01/42	8,500	9,544,905
County of Ventura California, COP, Refunding, Public Financing Authority III,
5.75%, 8/15/29	1,000	1,163,030
Cupertino Union School District, GO, Series A,
5.00%, 8/01/37	1,125	1,304,494
El Camino Community College District, GO, Election 2002, Series C,
5.00%, 8/01/37	6,185	7,166,312
Grossmont Healthcare District, GO, Election of 2006, Series B:
6.00%, 7/15/34	1,580	1,945,991
6.13%, 7/15/40	3,045	3,756,038
Kern High School District, GO, Refunding,
5.00%, 8/01/33	6,085	7,099,309
Los Angeles Community College District California, GO, Election of 2008, Series C,
5.25%, 8/01/39	175	211,656
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A,
6.00%, 8/01/33	6,175	7,714,180
Merced Union High School District, GO, CAB, Election of 2008, Series C,
4.91%, 8/01/37(a)	5,200	1,592,136
Millbrae School District, GO, Series B-2,
6.00%, 7/01/41	2,585	3,202,970
Millbrae School District San Mateo County California, GO, Election of 2011,
5.00%, 7/01/42	3,570	4,119,494
Milpitas Unified School District California, GO, Series A,
5.00%, 8/01/37	5,250	6,055,087
Norco Redevelopment Agency California, Tax Allocation Bonds, Norco Redevelopment Project Area No. 1:
6.80%, 3/01/29	3,180	3,655,092
7.00%, 3/01/34	5,000	5,735,700
Norwalk-La Mirada Unified School District California, GO, CAB, Refunding, Election of 2002, Series E (AGC),
4.81%, 8/01/38(a)	25,000	7,475,750
Orange County Sanitation District, COP, Series A,
5.00%, 2/01/39	2,760	3,108,588
Pittsburg Unified School District, GO, Election of 2006, Series B (AGM),
5.63%, 8/01/39	5,000	5,676,600
San Diego Community College District, GO, Election 2006,
5.00%, 8/01/41	3,790	4,356,605
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A,
5.38%, 2/01/36	6,445	7,352,714

BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	FEBRUARY 28, 2013	1

Schedule of Investments (continued)	BlackRock California Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
San Francisco City & County Redevelopment Agency, Tax Allocation Bonds, Mission Bay North Redevelopment, Series C:
6.38%, 8/01/32	$1,025	$1,179,222
6.50%, 8/01/39	2,000	2,315,080
San Jose Financing Authority, RB, Convention Center Expansion,
5.75%, 5/01/42	2,010	2,336,766
San Leandro Unified School District California, GO, Election of 2010, Series A,
5.75%, 8/01/41	5,000	5,988,000
Temecula Valley Unified School District, GO, 2012 Election, Series A (BAM),
5.00%, 8/01/42 (b)	6,000	6,735,720
Ventura County Public Financing Authority, Refunding RB, Series A,
5.00%, 11/01/38 (b)	13,000	14,599,520
West Contra Costa Unified School District California, GO, Election of 2010, Series A (AGM),
5.25%, 8/01/41	4,395	5,087,256
West Valley-Mission Community College District, GO, Election of 2012, Series A,
5.00%, 8/01/34	3,000	3,481,320
Westminster Redevelopment Agency California, Tax Allocation Bonds, Subordinate, Commercial Redevelopment Project No. 1 (AGC),
6.25%, 11/01/39	4,110	4,913,752
William S Hart Union High School District, GO, CAB, Election of 2008, Series C,
5.02%, 8/01/37 (a)	20,000	5,955,800

		243,084,105

Education – 7.4%
California Educational Facilities Authority, Refunding RB:
Claremont Mckenna College,
5.00%, 1/01/42	9,510	10,919,097
Pitzer College,
6.00%, 4/01/40	2,500	2,974,075
San Francisco University,
6.13%, 10/01/30	750	947,092
California Municipal Finance Authority, RB, Emerson College,
6.00%, 1/01/42	2,500	3,030,950
California State University, Refunding RB, Systemwide, Series A,
5.00%, 11/01/42	15,000	17,018,400
University of California, RB, Series O:
5.75%, 5/15/34	2,500	3,012,725
5.25%, 5/15/39	5,690	6,563,927
University of California, Refunding RB, Limited Project, Series G,
5.00%, 5/15/42	14,415	16,495,517

		60,961,783

Health – 13.4%
ABAG Finance Authority for Nonprofit Corps, Refunding RB, Sharp Healthcare:
6.38%, 8/01/34	5,000	5,349,750
6.25%, 8/01/39	3,010	3,568,054
California Health Facilities Financing Authority, RB:
Adventist Health System West, Series A,
5.75%, 9/01/39	4,765	5,568,236
Children’s Hospital, Series A,
5.25%, 11/01/41	5,000	5,590,050
Sutter Health, Series A,
5.25%, 11/15/46	19,415	21,179,629
Sutter Health, Series B,
6.00%, 8/15/42	9,680	11,854,418
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A,
6.00%, 7/01/29	2,635	3,160,683
Catholic Healthcare West, Series A,
6.00%, 7/01/39	6,000	7,123,620
Providence Health & Services, Series C,
6.50%, 10/01/33	4,150	5,032,830
Sutter Health, Series D,
5.25%, 8/15/31	100	118,182
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A,
5.00%, 4/01/42	37,325	42,054,077

		110,599,529

State – 5.0%
California State Public Works Board, RB:
Department of Education, Riverside Campus Project, Series B,
6.50%, 4/01/34	10,000	12,212,100
Department of General Services, Buildings 8 & 9, Series A,
6.25%, 4/01/34	2,425	2,927,436
Various Capital Projects, Sub-Series I-1,
6.38%, 11/01/34	1,725	2,122,785
State of California, GO, Various Purposes:
6.00%, 3/01/33	4,170	5,172,551
6.00%, 4/01/38	16,000	19,316,480

		41,751,352

2	BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	FEBRUARY 28, 2013

Schedule of Investments (continued)	BlackRock California Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Transportation – 9.2%
City of Los Angeles Department of Airports, Refunding RB, Series A:
5.00%, 5/15/34	$8,600	$9,718,946
Senior, Los Angeles International Airport, AMT,
5.38%, 5/15/33	75	84,610
Senior, Los Angeles International Airport, AMT,
5.38%, 5/15/38	285	318,160
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.75%, 3/01/34	4,000	4,629,880
6.25%, 3/01/34	2,450	2,941,617
County of Orange California, ARB, Orange County Airport,
Series B, 5.75%, 7/01/34	3,000	3,483,150
County of Sacramento California, ARB:
Airport System,
Senior Series B, 5.75%, 7/01/39	1,600	1,883,840
Airport System,
Senior Series B, AMT (AGM), 5.25%, 7/01/39	9,000	9,916,650
Subordinated and Passenger Facility Lease, SFO Fuel,
Series C (AGC), 5.75%, 7/01/39	3,000	3,545,490
San Diego County Regional Airport Authority, RB,
Senior Series B, AMT, 5.00%, 7/01/43	14,620	16,333,464
San Francisco City & County Airports Commission, RB:
Series E, 6.00%, 5/01/39	5,065	6,057,335
Special Facility Lease, SFO Fuel,
Series A, AMT (AGM), 6.10%, 1/01/20	1,250	1,255,700
San Joaquin County Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A:
6.00%, 3/01/36	2,905	3,607,807
5.50%, 3/01/41	10,000	11,861,900

		75,638,549

Utilities – 21.0%
City of Los Angeles California Wastewater System, Refunding RB:
Series A, 5.38%, 6/01/39	5,000	5,858,100
Sub-Series A, 5.00%, 6/01/32	7,670	8,885,695
City of Manteca California Water Revenue, Refunding RB,
5.00%, 7/01/33	7,250	8,487,792
City of Petaluma California Wastewater, Refunding RB,
6.00%, 5/01/36	5,625	6,950,362
Dublin-San Ramon Services District Water Revenue, Refunding RB,
5.50%, 8/01/36	4,235	5,062,477
East Bay Municipal Utility District, RB, Sub-Series A (NPFGC),
5.00%, 6/01/35	4,320	4,689,965
Los Angeles Department of Water & Power, RB:
Power System,
Sub-Series A-1, 5.25%, 7/01/38	5,330	6,191,595
Series B, 5.00%, 7/01/43	13,000	14,978,080
Los Angeles Department of Water & Power, Refunding RB, System, Series A,
5.25%, 7/01/39	8,000	9,328,160
Metropolitan Water District of Southern California, RB, Authorization, Series A,
5.00%, 1/01/39	17,005	19,667,473
Metropolitan Water District of Southern California, Refunding RB, Series A,
5.00%, 10/01/35	5,000	5,912,650
Orange County Water District, COP, Refunding,
5.00%, 8/15/32	2,975	3,437,464
Sacramento County Sanitation District Financing Authority, RB, Sacramento Regional County Sanitation (NPFGC),
5.00%, 12/01/36	7,770	8,658,266
San Diego County Water Authority, Refunding RB,
5.00%, 5/01/34 (b)	17,920	21,240,397
San Diego Public Facilities Financing Authority, Refunding RB:
Senior Series A, 5.25%, 5/15/29	4,000	4,727,600
Senior Series A, 5.25%, 5/15/34	6,620	7,583,541
Series B, 5.75%, 8/01/35	5,000	6,001,950
San Francisco City & County Public Utilities Commission, RB, Hetch Hetchy, Sub-Series B,
5.00%, 11/01/41	8,470	9,776,074
San Juan Water District, COP, Series A,
6.00%, 2/01/39	5,700	6,641,925
Tuolumne Wind Project Authority, RB, Tuolumne Co. Project,
Series A, 5.88%, 1/01/29	7,395	8,743,404

		172,822,970

Total Municipal Bonds in California		707,900,839

Puerto Rico – 0.7%
State – 0.7%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A,
6.50%, 8/01/44	5,000	5,689,750

Total Municipal Bonds – 86.6%		713,590,589

BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	FEBRUARY 28, 2013	3

Schedule of Investments (continued)	BlackRock California Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
California – 22.8%
County/City/Special District/School District – 9.3%
Long Beach Community College District, GO, Election of 2008, Series B,
5.00%, 8/01/39	$17,355	$20,077,819
Orange County Water District, COP, Refunding,
5.25%, 8/15/34	12,200	14,326,094
Sacramento Unified School District California, GO, Election of 2002 (NPFGC),
5.00%, 7/01/30	7,000	7,575,890
San Diego County Water Authority, COP, Series A (AGM),
5.00%, 5/01/30	7,350	7,904,851
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A (NPFGC),
5.00%, 7/01/30	5,270	5,734,182
San Mateo County Community College District, GO, Election of 2005, Series B,
5.00%, 9/01/38(d)	19,000	21,407,490

		77,026,326

Education – 3.7%
Mount Diablo California Unified School District, GO, Contra Costa County, Election of 2002 (NPFGC),
5.00%, 6/01/31	4,000	4,229,080
University of California, Refunding RB, Limited Project, Series G,
5.00%, 5/15/37	22,881	26,420,348

		30,649,428

Health – 2.0%
California Health Facilities Financing Authority, RB, Sutter Health, Series A (BHAC),
5.00%, 11/15/42	14,413	16,210,522

State – 1.4%
California State University, Refunding RB, Systemwide, Series A (AGM),
5.00%, 11/01/32	10,000	11,227,200

Transportation – 1.6%
City of Los Angeles California Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A,
5.00%, 5/15/40	11,708	13,216,339

Utilities – 4.8%
Sacramento County Sanitation District Financing Authority, RB, Sacramento Regional County Sanitation (NPFGC),
5.00%, 12/01/36	5,000	5,571,600
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM),
5.00%, 5/01/33	4,760	5,400,268
San Diego Public Facilities Financing Authority, Refunding RB, Senior, Series A,
5.25%, 5/15/39	12,108	13,744,378
San Francisco City & County Public Utilities Commission, RB, Series B,
5.00%, 11/01/39	13,000	14,703,520
		39,419,766

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 22.8%		187,749,581

Total Long-Term Investments (Cost – $838,584,402) – 109.4%		901,340,170

Short-Term Securities	Shares
BIF California Municipal Money Fund, 0.00%(e)(f)	56,316,151	56,316,151

Total Short-Term Securities (Cost – $56,316,151) – 6.9%		56,316,151

Total Investments (Cost – $894,900,553*) – 116.3%		957,656,321
Liabilities in Excess of Other Assets – (6.1)%		(49,682,752)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (10.2)%		(84,288,261)

Net Assets – 100.0%		$823,685,308

*	As of February 28, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$810,623,706

Gross unrealized appreciation	$63,994,936
Gross unrealized depreciation	(1,211,871)

Net unrealized appreciation	$62,783,065

4	BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	FEBRUARY 28, 2013

Schedule of Investments (continued)	BlackRock California Municipal Bond Fund

Notes to Schedule of Investments

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Piper Jaffray	$29,715,045	$58,455
JPMorgan Chase & Co.	$21,240,397	$112,000
Stifel Nicolaus & Co.	$6,735,720	$51,180
Citigroup, Inc.	$14,599,520	$48,750

(c)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(d)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements is $9,500,000.

(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended February 28, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares held at May 31, 2012	Net Activity	Shares held at February 28, 2013	Income
BIF California Municipal Money Fund	16,251,129	40,065,022	56,316,151	—

(f)	Represents the current yield as of report date.

•	Financial futures contracts as of February 28, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(200)	10-Year US Treasury Note	Chicago Board of Trade	June 2013	$26,309,375	$(45,625)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guaranty Corp.	BHAC	Berkshire Hathaway Assurance Corp.
	AGM	Assured Guaranty Municipal Corp.	CAB	Capital Appreciation Bonds
	AMBAC	American Municipal Bond Assurance Corp.	COP	Certificates of Participation
	AMT	Alternative Minimum Tax (subject to)	GO	General Obligation Bonds
	ARB	Airport Revenue Bonds	NPFGC	National Public Finance Guarantee Corp.
	BAM	Build America Mutual Assurance Co.	RB	Revenue Bonds

BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	FEBRUARY 28, 2013	5

Schedule of Investments (concluded)	BlackRock California Municipal Bond Fund

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$901,340,170	–	$901,340,170
Short-Term Securities	$56,316,151	–	–	56,316,151

Total	$56,316,151	$901,340,170	–	$957,656,321

[1]	See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(45,625)	–	–	$(45,625)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of February 28, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$264,000	–	–	$264,000
Liabilities:
Bank overdraft	–	$(360,141)	–	(360,141)
TOB trust certificates	–	(84,249,550)	–	(84,249,550)

Total	$264,000	$(84,609,691)	–	$(84,345,691)

There were no transfers between levels during the period ended February 28, 2013.

6	BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	FEBRUARY 28, 2013

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Date: April 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Date: April 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Date: April 24, 2013